Income Taxes (Schedule Of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets:
Net operating loss carryforward	$ 173,705	$ 98,673
Total deferred tax assets before valuation allowance	173,705	98,673
Valuation allowance	173,705	98,673
Net deferred tax assets